Real Estate And Loans Receivable (Summary Of Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
2011	$ 2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971
Minimum rental payments, Total	48,569
Minimum Rental Payments [Member]
2011	93,799
2012	90,443
2013	90,980
2014	89,291
2015	86,392
Thereafter	653,621
Minimum rental payments, Total	$ 1,104,526